Note 7 - Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
June 30, 2024
Stock options outstanding	607
Shares available for grant under equity incentive plan	163,800
Warrants outstanding	9,090,939
9,255,346

Shares of common stock reserved for future issuance were as follows as of December 31, 2023:

Stock options outstanding	607
Shares available for grant under equity incentive plan	-
Common shares issuable under outstanding common stock purchase warrants	345,956
346,563